REVENUES - Timing of Revenues Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 6,007	$ 11,149	$ 12,064	$ 22,381
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,092	9,295	8,294	18,735
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,915	1,854	3,770	3,646
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,974	7,141	4,039	14,164
Business services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	487	5,713	1,089	11,390
Business services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,487	1,428	2,950	2,774
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	485	592	955	1,138
Infrastructure services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	169	221	332	377
Infrastructure services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	316	371	623	761
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,548	3,416	7,070	7,079
Industrials | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,436	3,361	6,873	6,968
Industrials | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 112	$ 55	$ 197	$ 111